Loans And Leases (Loans Modified As TDRs By Class Of Loans) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($) loan
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1
Pre-Modification Outstanding Recorded Investment	$ 841
Post-Modification Outstanding Recorded Investment	$ 841
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | loan	1
Pre-Modification Outstanding Recorded Investment	$ 841
Post-Modification Outstanding Recorded Investment	$ 841